QuantShares U.S. Market Neutral Quality Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Quality Fund
QuantShares U.S. Market Neutral Quality Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Quality Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Quality Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions		1.70%
Other Expenses		0.30%
Total Other Expenses	[1]	2.00%
Total Annual Fund Operating Expenses		2.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Quality Fund	253	779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the U.S. Market Neutral Quality Index
(the "Target Quality Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Quality Index. The Target Quality Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the
Fund with the market's overall movements.

The universe for the Target Quality Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Quality Index identifies approximately the 20% of the securities with the highest quality ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest quality ranking within each sector as equal-weighted short positions. Above-average quality characteristics are defined as an above-average return on equity and a below-average debt-to-equity ratio. A stock's quality ranking is based on an equally weighted combination of its return on equity (earnings over the last twelve months divided by book value) and debt-to-equity ratios within its sector. Stocks with a higher return on equity and a lower debt-to-equity ratio
(above average quality characteristics) within each sector receive higher rankings, and stocks with a lower return on equity and a higher debt-to-equity ratio (below average quality characteristics) within each sector receive lower rankings.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Quality Index, the Fund may use a sampling strategy to track the performance of the Target Quality Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Quality Index that, collectively, have an investment profile correlated with the Target Quality Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Quality Index.

For the Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities that have below-average quality characteristics. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Quality Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Quality Index. Such instruments are expected to long and short common stocks not in the Target Quality Index, derivatives, including swap agreements based on the Target Quality Index and futures contracts on equity indexes, and money market instruments.

The Target Quality Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral -- meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest ranking within that sector as long positions and the 20 securities with the lowest ranking within that sector as short positions. If between reconstitutions the value of short positions in the Target Quality Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Quality Index will be rebalanced back to equal weights and sector neutrality. The Target Quality Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Quality Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Quality Risk: For the Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There is a risk that quality may in some or all periods not be good indicators of the market price of a security.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Quality Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Quality Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Quality Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Quality Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Quality Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Quality Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Quality Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.